Subsequent Events - Additional Information (Details)						1 Months Ended	12 Months Ended
	Feb. 13, 2024 USD ($) $ / shares shares	Jan. 01, 2024 USD ($) ft²	Dec. 22, 2023 USD ($) $ / shares shares	Nov. 30, 2023 $ / shares shares	Jul. 07, 2023	Feb. 22, 2024 $ / shares shares	Oct. 31, 2023 USD ($) shares
Subsequent Event [Line Items]
Number of share options granted during the period | shares							1,308,081
Options vesting period					4 years
Proceeds from the private placement							$ 56,892,000
Subsequent Event
Subsequent Event [Line Items]
Options exercise price | $ / shares				$ 7.66
Aggregate amount of base rental payments		$ 500,000
Area of office space | ft²		6,450
Lease expiration date		Dec. 30, 2026
Operating sublease, option to extend		false
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Stock issued during period, shares, new issues | shares						175,475
Class of warrant or right number of securities exercised | shares						617,143
Subsequent Event | 2024 Subscription Agreements
Subsequent Event [Line Items]
Number of business days determining the closing of private placement	20 days
Subsequent Event | 2024 Subscription Agreements | Private Placement
Subsequent Event [Line Items]
Proceeds from the private placement	$ 200,000,000
Payment of stock issuance costs	$ 12,500,000
Subsequent Event | 2024 Subscription Agreements | Common Stock | Private Placement
Subsequent Event [Line Items]
Stock issued during period, shares, new issues | shares	20,000,000
Shares issued, price per share | $ / shares	$ 10
Subsequent Event | Chief Financial Officer and Chief Medical Officer
Subsequent Event [Line Items]
Number of share options granted during the period | shares				385,000
Options vesting period				4 years
Subsequent Event | Other Various Employees
Subsequent Event [Line Items]
Number of share options granted during the period | shares				203,000
Subsequent Event | Other Various Employees | Minimum
Subsequent Event [Line Items]
Options vesting period				3 years
Subsequent Event | Other Various Employees | Maximum
Subsequent Event [Line Items]
Options vesting period				4 years
Subsequent Event | Chief Executive Officer | Transition Agreement
Subsequent Event [Line Items]
Share based compensation by share based award options modified during the period | shares	1,216,266
Subsequent Event | Amended Loan Agreement
Subsequent Event [Line Items]
Percentage of aggregate principal amount of term loan advance to purchase number of common shares			2.00%
Warrants exercisable period			7 years
Warrants, exercise price per share | $ / shares			$ 7.21
Minimum liquidity covenant percentage of aggregate outstanding principal			35.00%
Share warrants issued | shares			138,696
Subsequent Event | Amended Loan Agreement | Minimum
Subsequent Event [Line Items]
Percentage of prepayment charge on principal amount			1.00%
Subsequent Event | Amended Loan Agreement | Maximum
Subsequent Event [Line Items]
Percentage of prepayment charge on principal amount			3.00%
Subsequent Event | CEO Transition Agreement | Jason Hanson | Consulting Service
Subsequent Event [Line Items]
Related party transaction, amounts of monthly transaction	$ 25,000,000
Related party transaction amounts of per hour transaction	$ 500,000
Maximum period of service per week	15 hours
Subsequent Event | CEO Transition Agreement | Chief Executive Officer
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting extension period	3 years
Subsequent Event | Cashless Warrant Exercises
Subsequent Event [Line Items]
Warrants, exercise price per share | $ / shares						$ 11.5
Subsequent Event | Term Loan | Amended Loan Agreement
Subsequent Event [Line Items]
Line of credit, maturity date			Jan. 01, 2028
End of term fee percentage			5.50%
End of term charge			$ 700,000
Debt instrument, interest rate			9.25%
Payment-in-kind interest rate			1.15%
Loan amortization date			Jul. 01, 2025
Subsequent Event | Term Loan | Amended Loan Agreement | Wall Street Journal
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate			0.75%
Subsequent Event | Term Loan | Amended Loan Agreement | Wall Street Journal | Maximum
Subsequent Event [Line Items]
Debt instrument, interest rate			9.75%
Subsequent Event | Term Loan | Tranche 1 Advance | Amended Loan Agreement
Subsequent Event [Line Items]
Line of credit, maximum amount available			$ 50,000,000
Proceeds from line of credit			$ 22,500,000
Share warrants issued | shares			62,413
Subsequent Event | Term Loan | Applied to Refinance of Amount Outstanding | Prior Loan Agreement
Subsequent Event [Line Items]
Proceeds from line of credit			$ 8,600,000
Subsequent Event | Term Loan | Tranche 2 Advance Subject to Achievement of Specified Interim Milestone | Amended Loan Agreement
Subsequent Event [Line Items]
Line of credit, maximum amount available			$ 7,500,000
Period within loan disbursements to be made			60 days
Line of credit, maturity date			Mar. 31, 2025
Subsequent Event | Term Loan | Tranche 3 Advance | Amended Loan Agreement
Subsequent Event [Line Items]
Line of credit, maximum amount available			$ 20,000,000
Percentage of facility charge on amount borrowed			0.75%
Subsequent Event | Term Loan | If Interim Milestone Achieved and No Default | Amended Loan Agreement
Subsequent Event [Line Items]
Loan amortization date			Jan. 01, 2026
Subsequent Event | Term Loan | If Interim Milestone and Certain Clinical Milestones Achieved and No Default | Amended Loan Agreement
Subsequent Event [Line Items]
Loan amortization date			Jul. 01, 2026